Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on January 28, 2025.
Narrative - Max Aggregate Offering Price	$ 416,400
Final Prospectus	true